Share-Based Payment Plans - Schedule of Number of Shares Assigned and Outstanding (Details)			12 Months Ended
	Apr. 23, 2021 shares	Jan. 01, 2018 shares	Dec. 31, 2021 shares € / shares	Dec. 31, 2020 shares
Third Cycle | Performance Share Plan 2018-2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)				5,346,508
Outstanding shares (shares)			4,903,728
Third Cycle | Performance Share Plan 2018-2022 | TSR Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)			2,673,254
Outstanding shares (shares)			2,451,864
Unit fair value (in euro per share) | € / shares			€ 1.64
Third Cycle | Performance Share Plan 2018-2022 | FCF Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)			2,673,254
Outstanding shares (shares)			2,451,864
Unit fair value (in euro per share) | € / shares			€ 3.21
Third Cycle | Talent for the Future Share Plan 2018-2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)			897,400
Outstanding shares (shares)			836,200
Third Cycle | Talent for the Future Share Plan 2018-2022 | TSR Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)			448,700
Outstanding shares (shares)			418,100
Unit fair value (in euro per share) | € / shares			€ 1.64
Third Cycle | Talent for the Future Share Plan 2018-2022 | FCF Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)			448,700
Outstanding shares (shares)			418,100
Unit fair value (in euro per share) | € / shares			€ 3.21
First cycle | Performance Share Plan 2018-2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)		8,466,996
Outstanding shares (shares)				7,093,162
First cycle | Performance Share Plan 2021-2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)	19,425,499
Outstanding shares (shares)			19,216,398
First cycle | Performance Share Plan 2021-2025 | TSR Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)			9,712,750
Outstanding shares (shares)			9,608,199
Unit fair value (in euro per share) | € / shares			€ 2.64
First cycle | Performance Share Plan 2021-2025 | FCF Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)			7,770,200
Outstanding shares (shares)			7,686,559
Unit fair value (in euro per share) | € / shares			€ 3.15
First cycle | Performance Share Plan 2021-2025 | C02 E.N. Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)			1,942,550
Outstanding shares (shares)			1,921,640
Unit fair value (in euro per share) | € / shares			€ 3.15
First cycle | Talent for the Future Share Plan 2018-2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)		787,500
Outstanding shares (shares)				691,750
First cycle | Talent for the Future Share Plan 2021-2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)			1,751,500
Outstanding shares (shares)			1,745,500
First cycle | Talent for the Future Share Plan 2021-2025 | TSR Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)			875,750
Outstanding shares (shares)			872,750
Unit fair value (in euro per share) | € / shares			€ 2.64
First cycle | Talent for the Future Share Plan 2021-2025 | FCF Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)			700,600
Outstanding shares (shares)			698,200
Unit fair value (in euro per share) | € / shares			€ 3.15
First cycle | Talent for the Future Share Plan 2021-2025 | C02 E.N. Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)			175,150
Outstanding shares (shares)			174,550
Unit fair value (in euro per share) | € / shares			€ 3.15